Stock Compensation Plans (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 First Data Holdings	Jun. 30, 2010 First Data Holdings Stock options	Sep. 30, 2013 First Data Holdings Stock options	Dec. 31, 2012 First Data Holdings Stock options	Dec. 31, 2011 First Data Holdings Stock options	Dec. 31, 2010 First Data Holdings Stock options	Mar. 31, 2012 First Data Holdings Stock options	May 31, 2010 First Data Holdings Time-based options	Apr. 30, 2010 First Data Holdings Time-based options	Sep. 30, 2013 First Data Holdings Time-based options Minimum	Dec. 31, 2012 First Data Holdings Time-based options Minimum	Dec. 31, 2011 First Data Holdings Time-based options Minimum	Dec. 31, 2010 First Data Holdings Time-based options Minimum	Sep. 30, 2013 First Data Holdings Time-based options Maximum	Dec. 31, 2012 First Data Holdings Time-based options Maximum	Dec. 31, 2011 First Data Holdings Time-based options Maximum	Dec. 31, 2010 First Data Holdings Time-based options Maximum	May 31, 2010 First Data Holdings Performance-based options	Sep. 30, 2013 First Data Holdings Restricted stock awards and restricted stock units	Dec. 31, 2012 First Data Holdings Restricted stock awards and restricted stock units	Dec. 31, 2011 First Data Holdings Restricted stock awards and restricted stock units	Dec. 31, 2010 First Data Holdings Restricted stock awards and restricted stock units	Sep. 30, 2013 First Data Holdings Restricted stock	Dec. 31, 2012 First Data Holdings Restricted stock
Stock compensation plans
Number of shares authorized								119.5			83.0
Expiration period of put rights after the termination event or upon a change in control											1 year				180 days	180 days
Total stock-based compensation expense (pretax)	$ 5.5	$ 3.6	$ 37.1	$ 10.9	$ 12.4	$ 17.6	$ 17.1
Balance of recorded liability								0.8
Contractual term											10 years	10 years	10 years
Vesting period																	3 years	3 years	3 years	3 years	5 years	5 years	5 years	5 years
First vesting percentage on achieving certain EBITDA targets in any fiscal year between January 1, 2010 and December 31, 2013																									25.00%
Second vesting percentage on achieving certain EBITDA targets in any fiscal year between January 1, 2010 and December 31, 2013																									75.00%
Third vesting percentage on achieving certain EBITDA targets in any fiscal year between January 1, 2010 and December 31, 2013																									100.00%
Cash bonus payment									7.8
Unrecognized compensation expense, related to non-vested awards										178	99																			58	41
Expected recognition of unrecognized compensation cost over specified period										3.0	5.0																			4.0	0.1
Specified period of recognition of unrecognized compensation cost										1 year	2 years																			2 years	2 years
Expected recognition of unrecognized compensation cost upon the occurrence of certain liquidity or employment termination events										175	94																			54
Cash paid to repurchase shares from employees											3.1	2.9	21.9														1.5	0.5	2.5
Weighted-average assumptions for estimating fair value of stock options granted
Risk-free interest rate (as a percent)										1.38%	1.45%	2.86%	3.03%
Volatility (as a percent)										56.64%	51.77%	54.65%	51.40%
Expected term										7 years	7 years	7 years	7 years
Fair value of stock (in dollars per share)										$ 3.50	$ 3.00	$ 3.00	$ 3.00	$ 3.50
Fair value of options (in dollars per share)										$ 1.99	$ 1.60	$ 1.73	$ 1.66
Dividend yield (as a percent)										0.00%	0.00%	0.00%	0.00%
Options
Outstanding at the beginning of the period (in shares)										77.6	73.0
Granted (in shares)										50.2	8.0
Exercised (in shares)										(5.5)	(0.4)
Cancelled / Forfeited (in shares)										(8.3)	(3.0)
Outstanding at the end of the period (in shares)										114.0	77.6	73.0
Options exercisable at the end of the period (in shares)										30.3	27.5
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)										$ 3.00	$ 3.00
Granted (in dollars per share)										$ 3.50	$ 3.00				$ 3	$ 5
Exercised (in dollars per share)										$ 3.00	$ 3.50
Cancelled / Forfeited (in dollars per share)										$ 3.02	$ 3.00
Outstanding at the end of the period (in dollars per share)										$ 3.22	$ 3.00	$ 3.00
Options exercisable at the end of the period (in dollars per share)										$ 3.02	$ 3.00
Total intrinsic value of stock options exercised (in dollars)											0.2
Weighted-Average Remaining Contractual Term
Weighted-average remaining term for options outstanding at the end of the period											7 years
Weighted-average remaining term for options exercisable at the end of the period											6 years
Awards/Units
Non-vested at the beginning of the period (in shares)																										13.6	10.9
Granted (in shares)																										9.6	4.0
Vested (in shares)																										(3.1)	(0.7)
Cancelled / Forfeited (in shares)																										(1.1)	(0.6)
Non-vested at the end of the period (in shares)																										19.0	13.6	10.9
Weighted-Average Grant-Date Fair Value
Non-vested at the beginning of the period (in dollars per share)																										$ 3.00	$ 3.14
Granted (in dollars per share)																										$ 3.50	$ 3.00
Vested (in dollars per share)																										$ 3.23	$ 4.74
Cancelled / Forfeited (in dollars per share)																										$ 3.02	$ 3.16
Non-vested at the end of the period (in dollars per share)																										$ 3.21	$ 3.00	$ 3.14
Total fair value of shares vested (in dollars)																											$ 2.5	$ 0.5	$ 2.4